Note 10 - Goodwill and Intangible Assets - Reconciliation of the Carrying Amounts of Goodwill and Intangible Assets (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CELO and other crypto assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	$ 3.1	$ 2.0